Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2010
Payment Date	10/15/2010
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,770,268.53

Principal:
Principal Collections	$21,405,413.21
Prepayments in Full	$9,126,998.56
Liquidation Proceeds	$532,160.81
Recoveries	$4,896.48

Sub Total	$31,069,469.06

Collections	$34,839,737.59

Purchase Amounts:
Purchase Amounts Related to Principal	$287,563.67
Purchase Amounts Related to Interest	$1,794.83

Sub Total	$289,358.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$35,129,096.09

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2010
Payment Date	10/15/2010
Transaction Month	6
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,129,096.09
Servicing Fee	$827,805.02	$827,805.02	$0.00	$0.00	$34,301,291.07
Interest — Class A-1 Notes	$21,410.85	$21,410.85	$0.00	$0.00	$34,279,880.22
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$34,157,600.22
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$33,737,400.22
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$33,478,325.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,478,325.22
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$33,400,069.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,400,069.80
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$33,342,646.47
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,342,646.47
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$33,270,421.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,270,421.47
Regular Principal Payment	$66,971,691.02	$33,270,421.47	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$35,129,096.09

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$33,270,421.47

Total	$33,270,421.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$33,270,421.47	$116.74	$21,410.85	$0.08	$33,291,832.32	$116.81
Class A-2 Notes	$0.00	$0.00	$122,280.00	$0.60	$122,280.00	$0.60
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$33,270,421.47	$38.14	$1,030,869.60	$1.18	$34,301,291.07	$39.33

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2010
Payment Date	10/15/2010
Transaction Month	6
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$66,971,691.02	0.2349884	$33,701,269.55	0.1182501
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$872,221,691.02	0.8000199	$838,951,269.55	0.7695036

Pool Information
Weighted Average APR		4.530%		4.516%
Weighted Average Remaining Term		51.05		50.26
Number of Receivables Outstanding		49,253		48,215
Pool Balance		$993,366,026.13		$961,707,055.42
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$883,700,204.82		$856,095,473.09
Pool Factor		0.8278051		0.8014226
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$14,425,605.83
Yield Supplement Overcollateralization Amount	$105,611,582.33
Targeted Overcollateralization Amount	$108,037,189.30
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$122,755,785.87
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2010
Payment Date	10/15/2010
Transaction Month	6
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	154	$306,834.46
(Recoveries)	6	$4,896.48

Net Losses for Current Collection Period		$301,937.98
Cumulative Net Losses Last Collection Period		$510,415.39

Cumulative Net Losses for all Collection Periods		$812,353.37

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.36%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.79%	359	$7,589,588.34
61-90 Days Delinquent	0.07%	29	$671,175.27
91-120 Days Delinquent	0.02%	6	$171,296.51
Over 120 Days Delinquent	0.02%	10	$187,677.60

Total Delinquent Receivables	0.90%	404	$8,619,737.72

Repossesion Inventory:

Repossesed in the Current Collection Period		47	$1,139,626.07
Total Repossesed Inventory		56	$1,389,705.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1283%
Preceding Collection Period			0.2073%
Current Collection Period			0.3707%
Three Month Average			0.2354%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0792%
Preceding Collection Period			0.0975%
Current Collection Period			0.0933%
Three Month Average			0.0900%